UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22912

Dreyfus BNY Mellon Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/16

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Alternative Diversifier Strategies Fund
January 31, 2016 (Unaudited)

Registered Investment Companies--99.7%	Shares		Value ($)
Alternative Investments--32.6%
AQR Managed Futures Strategy Fund,
Cl. I	2,683,810		27,884,782
ASG Global Alternatives Fund, Cl. Y	3,887,181	[a]	40,271,191
ASG Managed Futures Strategy Fund,
Cl. Y	2,615,757		28,799,481
DFA Commodity Strategy Portfolio	1,549,275		8,149,187
Dynamic Total Return Fund, Cl. Y	3,588,244	[a,b]	55,007,779
			160,112,420
Domestic Equity--39.6%
Dreyfus Research Long/Short Equity
Fund, Cl. Y	3,874,925	[a,b]	46,615,344
Dreyfus Select Managers Long/Short
Fund, Cl. Y	12,110,442	[a,b,c]	147,626,286
			194,241,630
Foreign Equity--27.5%
Dreyfus Global Real Estate
Securities Fund, Cl. Y	6,140,927	[b]	50,601,241
Dreyfus Global Real Return Fund,
Cl. Y	5,966,235	[b]	84,481,886
			135,083,127
Total Investments (cost $504,477,606)	99.7%		489,437,177
Cash and Receivables (Net)	.3%		1,588,337
Net Assets	100.0%		491,025,514

a Non-income producing security.
b Investment in affiliated mutual fund.
c The fund's investment in the Dreyfus Select Managers Long/Short Fund represents 30.1% of the fund's total investments.
The Dreyfus Select Managers Long/Short Fund seeks to provide long-term capital appreciation.

At January 31, 2016, net unrealized depreciation on investments was $15,040,429 of which $3,248,705 related to appreciated investment securities and $18,289,134 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Mutual Funds: Domestic	39.6
Mutual Funds: Alternative	32.6
Mutual Funds: Foreign	27.5
99.7

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	489,437,177	-	-	489,437,177

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

These securities are categorized as Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BNY Mellon Funds, Inc. - Dreyfus Emerging Markets Debt US Dollar Fund
January 31, 2016 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--84.0%	Rate (%)	Date	Amount ($)		Value ($)
Consumer Discretionary--3.2%
Alibaba Group Holding,
Gtd. Notes	3.60	11/28/24	245,000		236,999
Globo Communicacoes,
Sr. Unscd. Notes	4.84	6/8/25	200,000	[a]	172,000
Hutch Whampoa International,
Gtd. Notes	3.25	11/8/22	320,000		326,731
InRetail Shopping Malls,
Gtd. Notes	6.50	7/9/21	80,000		80,400
Nemak,
Sr. Unscd. Notes	5.50	2/28/23	240,000		240,000
					1,056,130
Consumer Staples--.7%
King Power Capital,
Gtd. Bonds	5.63	11/3/24	225,000		238,327
Energy--2.4%
AES Panama,
Sr. Unscd. Bonds	6.00	6/25/22	200,000	[b]	200,000
Petrobras Global Finance,
Gtd. Notes	3.25	3/17/17	505,000		475,963
YPF Sociedad Anonima,
Sr. Unscd. Notes	8.50	7/28/25	130,000		121,631
					797,594
Financial--10.4%
Bank of China Hong Kong,
Sub. Notes	5.55	2/11/20	110,000		120,679
Banco Internacional del Peru,
Sr. Unscd. Bonds	5.75	10/7/20	140,000		150,290
Banco Santander Chile,
Sr. Unscd. Notes	3.88	9/20/22	320,000		318,627
Bank Rakyat Indonesia Persero,

Sr. Unscd. Notes	2.95	3/28/18	200,000		198,750
BBVA Banco Continental,
Sub. Notes	5.25	9/22/29	90,000	[a]	86,738
BBVA Bancomer,
Jr. Sub. Notes	7.25	4/22/20	220,000		235,950
China Overseas Finance,
Gtd. Bonds	5.95	5/8/24	430,000		481,068
Global Bank,
Sr. Unscd. Notes	5.13	10/30/19	200,000	[b]	199,100
Krung Thai Bank,
Sub. Notes	5.20	12/26/24	250,000	[a]	258,405
MAF Global Securities,
Gtd. Bonds	4.75	5/7/24	240,000		240,316
Shimao Property Holdings,
Sr. Unscd. Bonds	8.38	2/10/22	220,000		233,632
Sinochem Overseas Capital,
Gtd. Notes	4.50	11/12/20	450,000		476,762
VTR Finance,
Sr. Scd. Notes	6.88	1/15/24	200,000		187,000
Woori Bank,
Sub. Notes	5.88	4/13/21	200,000		229,690
					3,417,007
Foreign/Governmental--53.4%
Argentine Government,
Sr. Unscd. Bonds	0.00	12/15/35	540,000		58,995
Argentine Government,
Sr. Unscd. Notes,	8.28	12/31/33	175,000		276,034
Banco Nacional de Desenvolvimento
Economico e Social, Sr. Unscd.
Notes	5.75	9/26/23	645,000		557,280
Brazil Minas,
Govt. Gtd. Notes	5.33	2/15/28	715,000		550,550
Brazilian Government,
Sr. Unscd. Notes	2.63	1/5/23	420,000		332,850
Brazilian Government,
Sr. Unscd. Bonds	7.13	1/20/37	190,000		172,900
Chilean Government,
Sr. Unscd. Notes	3.13	1/21/26	200,000		197,500

Codelco,
Sr. Unscd. Notes	4.50	9/16/25	200,000	[b]	192,085
Codelco,
Sr. Unscd. Bonds	4.88	11/4/44	245,000		206,276
Colombian Government,
Sr. Unscd. Bonds	4.50	1/28/26	200,000		190,000
Colombian Government,
Sr. Unscd. Bonds	7.38	9/18/37	130,000		137,475
Comision Federal de Electricidad,
Sr. Unscd. Notes	5.75	2/14/42	340,000		312,800
Corp Financiera de Desarrollo,
Sr. Unscd. Notes	4.75	7/15/25	200,000	[b]	195,180
Croatian Government,
Sr. Unscd. Notes	6.75	11/5/19	260,000		283,876
Development Bank of Kazakhstan,
Sr. Unscd. Notes	4.13	12/10/22	220,000		190,300
Dominican Republic Government,
Sr. Unscd. Bonds	5.88	4/18/24	385,000		372,488
Dominican Republic Government,
Unscd. Notes	6.88	1/29/26	325,000	[b]	329,875
Ecopetrol,
Sr. Unscd. Notes	5.38	6/26/26	180,000		144,450
El Salvador Government,
Sr. Unscd. Notes	7.65	6/15/35	190,000		150,575
El Salvador Government,
Sr. Unscd. Notes	8.25	4/10/32	100,000		87,750
Gazprom,
Sr. Unscd. Bonds	6.00	11/27/23	310,000		290,788
Hungarian Government,
Sr. Unscd. Notes	5.38	3/25/24	110,000		121,435
ICICI Bank,
Sr. Unscd. Notes	3.50	3/18/20	200,000		203,761
Israel Electric,
Sr. Scd. Bonds	5.00	11/12/24	240,000	[b]	243,900
Ivory Coast Government,
Sr. Unscd. Notes	5.38	7/23/24	270,000		234,017
Jamaican Government,
Sr. Unscd. Notes	6.75	4/28/28	285,000		283,575

Kazakhstan Temir Zholy Finance,
Sr. Unscd. Notes	6.38	10/6/20	235,000		226,648
Kazakhstan Temir Zholy Finance,
Gtd. Notes	6.95	7/10/42	200,000		169,270
Korean Development Bank,
Sr. Unscd. Notes	2.50	1/13/21	240,000		244,009
Lithuanian Government,
Sr. Unscd. Notes	5.13	9/14/17	200,000		212,900
Lithuanian Government,
Sr. Unscd. Notes	6.63	2/1/22	200,000		241,875
Magyar Export-Import Bank,
Govt. Gtd. Bonds	4.00	1/30/20	250,000		251,138
Mexican Government,
Sr. Unscd. Notes	4.75	3/8/44	320,000		290,400
MFB Magyar Fejlesztesi Bank,
Govt. Gtd. Notes	6.25	10/21/20	220,000		243,265
NTPC,
Sr. Unscd. Notes	4.75	10/3/22	240,000		255,878
OCP,
Sr. Unscd. Notes	5.63	4/25/24	230,000		229,621
Pakistani Government,
Sr. Unscd. Notes	8.25	9/30/25	400,000		406,458
Panamanian Government,
Sr. Unscd. Bonds, Ser. A	5.63	7/25/22	45,000		48,877
Pertamina,
Sr. Unscd. Notes	4.30	5/20/23	440,000		398,852
Perusahaan Gas Negara,
Sr. Unscd. Notes	5.13	5/16/24	240,000		234,520
Perusahaan Listrik Negara,
Sr. Unscd. Notes	5.25	10/24/42	270,000		214,650
Peruvian Government,
Sr. Unscd. Bonds	4.13	8/25/27	65,000		64,512
Petroleos Mexicanos,
Gtd. Notes	4.25	1/15/25	250,000		215,375
Petroleos Mexicanos,
Gtd. Notes	4.50	1/23/26	240,000		207,000
Petroleos Mexicanos,
Gtd. Notes	5.50	2/4/19	25,000	[b]	25,312

Petroleos Mexicanos,
Gtd. Notes	6.38	2/4/21	25,000	[b]	25,250
Petroleos Mexicanos,
Gtd. Bonds	6.63	6/15/35	210,000		186,944
Petroleos Mexicanos,
Sr. Unscd. Notes	6.88	8/4/26	40,000	[b]	40,540
Petroliam Nasional,
Sr. Unscd. Notes	7.63	10/15/26	100,000		132,354
Philippines Government,
Sr. Unscd. Bonds	4.20	1/21/24	600,000		667,550
Polish Government,
Sr. Unscd. Notes	3.00	3/17/23	330,000		325,594
Polish Government,
Sr. Unscd. Notes	4.00	1/22/24	1,000		1,048
Romanian Government,
Sr. Unscd. Notes	4.88	1/22/24	550,000		597,512
Romanian Government,
Sr. Unscd. Notes	6.13	1/22/44	100,000		118,680
Russian Agricultural Bank,
Sr. Unscd. Notes	7.75	5/29/18	240,000		251,768
Russian Government,
Sr. Unscd. Bond	4.88	9/16/23	600,000		611,970
Sberbank of Russia,
Sr. Unscd. Notes	6.13	2/7/22	250,000		255,208
Serbian Government,
Sr. Unscd. Notes	7.25	9/28/21	380,000		427,074
Sinopec Group Oversea 2015,
Gtd. Notes	3.25	4/28/25	300,000	[b]	292,648
Sri Lankan Government,
Sr. Unscd. Notes	6.25	10/4/20	130,000		124,924
State Grid Overseas Investment,
Gtd. Notes	4.13	5/7/24	450,000		487,653
Transnet,
Sr. Unscd. Notes	4.00	7/26/22	260,000		228,043
Turkish Government,
Sr. Unscd. Bonds	5.63	3/30/21	530,000		565,245
Turkish Government,
Sr. Unscd. Notes	7.38	2/5/25	360,000		424,754

Ukrainian Government,
Unscd. Notes	7.75	9/1/19	100,000	94,700
Uruguayan Government,
Sr. Unscd. Notes	4.38	10/27/27	500,000	491,250
Uruguayan Government,
Sr. Unscd. Bonds	7.88	1/15/33	95,000	116,375
Vietnamese Government,
Sr. Unscd. Bonds	6.75	1/29/20	120,000	131,301
Vnesheconombank,
Sr. Unscd. Notes	6.03	7/5/22	290,000	273,806
Vnesheconombank,
Sr. Unscd. Notes	6.80	11/22/25	170,000	162,138
				17,531,604
Industrial--4.9%
Alliance Global Group,
Gtd. Notes	6.50	8/18/17	230,000	241,500
Elementia,
Gtd. Notes	5.50	1/15/25	250,000	232,525
Embraer Netherlands Finance,
Gtd. Notes	5.05	6/15/25	120,000	108,000
ENA Norte Trust,
Pass Through Certificates	4.95	4/25/28	154,073	158,310
Georgian Railway,
Sr. Unscd. Notes	7.75	7/11/22	200,000	203,000
Metalsa,
Gtd. Notes	4.90	4/24/23	280,000	242,200
Reliance Industries,
Sr. Unscd. Notes	4.13	1/28/25	320,000	317,681
Rolta Americas,
Gtd. Notes	8.88	7/24/19	250,000	120,000
				1,623,216
Information Technology--.8%
Tencent Holdings,
Sr. Unscd. Notes	3.80	2/11/25	245,000	244,598
Materials--4.4%
Cementos Pacasmayo,
Gtd. Notes	4.50	2/8/23	130,000	121,550
Cemex,

Sr. Scd. Notes	5.70	1/11/25	200,000		168,300
MMC Norilsk Nickel,
Sr. Unscd. Notes	6.63	10/14/22	435,000	[b]	443,809
Severstal,
Sr. Unscd. Notes	5.90	10/17/22	270,000		269,740
Turkiye Sise ve Cam Fabrikalari,
Sr. Unscd. Notes	4.25	5/9/20	250,000		242,011
Vedanta Resources,
Sr. Unscd. Notes	6.75	6/7/16	200,000		194,997
					1,440,407
Telecommunications--2.3%
Bharti Airtel International
Netherlands, Gtd. Notes	5.13	3/11/23	230,000		236,915
PCCW-HKT Capital,
Gtd. Notes	3.75	3/8/23	310,000		315,689
Turkcell Iletisim Hizmet,
Unscd. Notes	5.75	10/15/25	200,000	[b]	192,006
					744,610
Utilities--1.5%
Enn Energy Holdings,
Sr. Unscd. Notes	6.00	5/13/21	220,000		244,495
Talent Yield Investments,
Gtd. Notes	4.50	4/25/22	240,000		255,205
					499,700
Total Bonds and Notes
(cost $28,630,554)					27,593,193

Other Investment--21.4%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $7,027,200)			7,027,200	[c]	7,027,200
Total Investments (cost $35,657,754)			105.4%		34,620,393
Liabilities, Less Cash and Receivables			(5.4%)		(1,761,529)
Net Assets			100.0%		32,858,864

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities were valued at $2,379,705 or 7.2% of net assets. c Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized depreciation on investments was $1,037,361 of which $199,039 related to appreciated investment securities and $1,236,400 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Money Market Investment	21.4
Russia	7.8
China	9.0
Mexico	7.4
Brazil	7.2
Turkey	4.3
India	4.1
Chile	3.4
Indonesia	3.2
Hong Kong	3.0
Philippines	2.8
Panama	2.3
Romania	2.2
Dominican Republic	2.1
Hungary	1.9
Kazakhstan	1.8
Uruguay	1.8
Peru	1.7
Argentina	1.4
Colombia	1.4
Lithuania	1.4
South Korea	1.4
Serbia	1.3
Pakistan	1.2
Poland	1.0
Croatia	.9
Jamaica	.9
Thailand	.8
El Salvador	.7

Israel	.7
Ivory Coast	.7
Morocco	.7
South Africa	.7
United Arab Emirates	.7
Georgia	.6
Malaysia	.4
Sri Lanka	.4
Vietnam	.4
Ukraine	.3
105.4

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds†	-	10,061,589	-	10,061,589
Foreign Government	-	17,531,604	-	17,531,604
Mutual Funds	7,027,200	-	-	7,027,200

† See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the fund's Board.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the fund's Board.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund and credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Global Emerging Markets Fund
January 31, 2016 (Unaudited)

Common Stocks--99.3%	Shares		Value ($)
Australia--.3%
Oil Search	67,154		315,612
Chile--.3%
Sociedad Quimica y Minera de Chile, ADR	18,767		304,588
China--23.5%
3SBio	691,500	[a]	833,987
Alibaba Group Holding, ADR	46,706	[b]	3,130,703
Baidu, ADR	22,588	[b]	3,687,943
China Biologic Products	23,802	[b]	3,053,082
Ctrip.com International, ADR	41,790	[b]	1,783,597
Hengan International Group	111,500		998,876
Lenovo Group	654,000		586,644
PetroChina, Cl. H	746,000		454,738
TAL Education Group, ADR	55,343	[b]	2,654,804
Tencent Holdings	93,136		1,759,532
Vipshop Holdings, ADR	185,800	[b]	2,385,672
			21,329,578
Georgia--.7%
BGEO Group	25,294		641,306
Hong Kong--4.8%
AIA Group	772,600		4,323,419
India--28.8%
Amara Raja Batteries	107,622		1,333,855
Apollo Hospitals Enterprise	67,185		1,459,671
Axis Bank	351,044		2,134,398
Glenmark Pharmaceuticals	178,642		2,048,905
Godrej Consumer Products	104,209		1,881,608
Grasim Industries	11,758		590,288
Hero MotoCorp	39,367		1,492,033
Hindustan Unilever	38,532		463,796
ITC	722,362		3,422,424
Jubilant Foodworks	54,951		1,037,919
Maruti Suzuki India	60,526		3,619,230

PVR	47,612		530,164
Tata Consultancy Services	64,970		2,295,181
Tata Motors, ADR	130,270	[b]	3,254,145
Titan	98,531		530,351
			26,093,968
Indonesia--.6%
Surya Citra Media	2,791,500		551,471
Macau--3.0%
Sands China	502,800		1,764,033
Wynn Macau	882,800		958,881
			2,722,914
Malaysia--1.6%
IHH Healthcare	893,300		1,413,294
Mexico--5.8%
Arca Continental	360,024		2,162,794
Genomma Lab Internacional, Cl. B	491,220	[b]	331,222
Grupo Financiero Santander Mexico, Cl. B, ADR	178,950		1,372,546
Kimberly-Clark de Mexico, Cl. A	586,636		1,400,145
			5,266,707
Philippines--8.0%
Energy Development	2,709,900		313,945
First Gen	819,500		317,394
GT Capital Holdings	53,420		1,452,452
Metropolitan Bank & Trust	1,039,005		1,551,084
Robinsons Retail Holdings	259,700		323,645
Security Bank	365,312		1,078,133
Universal Robina	547,690		2,232,581
			7,269,234
Portugal--.6%
Galp Energia	43,228		515,238
South Africa--12.2%
British American Tobacco	62,411		3,442,875
Cie Financiere Richemont	183,557		1,196,266
Discovery	74,092		601,642
Life Healthcare Group Holdings	364,330		808,164
Naspers, Cl. N	36,263		4,578,318
Net 1 UEPS Technologies	38,995	[b]	424,266
			11,051,531

Taiwan--6.3%
Catcher Technology	186,000	1,389,826
Taiwan Semiconductor Manufacturing	1,016,000	4,335,237
		5,725,063
Turkey--.4%
Cola-Cola Icecek	28,823	320,156
United States--2.4%
Yum! Brands	30,046	2,174,429
Total Common Stocks
(cost $91,533,225)		90,018,508
	Number Of
Rights--.0%	Rights	Value ($)
Mexico
Arca Continental
(cost $0)	360,024 [b]	0

Other Investment--1.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,075,673)	1,075,673 [c]	1,075,673
Total Investments (cost $92,608,898)	100.5%	91,094,181
Liabilities, Less Cash and Receivables	(.5%)	(411,424)
Net Assets	100.0%	90,682,757

ADR - American Depository Receipts

a	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, this security was valued at $833,987 or .9% of net assets.
b	Non-income producing security.
c	Investment in affiliated money market mutual fund.

At January 31, 2016, net unrealized depreciation on investments was $1,514,717 of which $7,988,083 related to appreciated investment securities and $9,502,800 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Consumer Goods	25.6
Consumer Services	20.7
Technology	17.4
Financial	14.5
Health Care	11.0
Industrial	7.7
Oil & Gas	1.4
Money Market Investment	1.2
Utilities	.7
Basic Materials	.3
100.5

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2016 (Unaudited)
	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost	Value ($)	(Depreciation) ($)
Purchases:
Hong Kong Dollar,
Expiring
2/2/2016 a	440,873	56,604	56,661	57

South African Rand,
Expiring
2/3/2016 a	3,987,015	244,308	250,988	6,680

Sales:		Proceeds ($)
Australian Dollar,
Expiring
2/3/2016 a	2,196	1,557	1,554	3

British Pound,
Expiring
2/2/2016 a	2,210	3,141	3,149	(8)

Euro,
Expiring
2/2/2016 b	2,424	2,625	2,626	(1)

Mexican New Peso,
Expiring:
2/2/2016 b	2,612,276	142,430	144,024	(1,594)
2/3/2016 c	127,577	6,999	7,034	(35)

Turkish Lira,

Expiring
2/2/2016 b	4,759	1,605	1,610	(5)

Gross Unrealized Appreciation				6,740
Gross Unrealized Depreciation				(1,643)

Counterparties:
a	Royal Bank of Scotland
b	JP Morgan Chase Bank
c	Barclays Bank

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

		Level 2 - Other
	Level 1 - Unadjusted	Significant		Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs		Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	2,174,429	-		-	2,174,429
Equity Securities - Foreign Common Stocks†	22,051,346	65,792,733	††	-	87,844,079
Mutual Funds	1,075,673	-		-	1,075,673
Rights†	-	-		-	-
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	6,740		-	6,740
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(1,643)		-	(1,643)

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end January 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Select Managers Long/Short Fund
January 31, 2016 (Unaudited)

Common Stocks--61.9%	Shares		Value ($)
Automobiles & Components--1.6%
Autoliv, SDR	5,608		576,816
Bayerische Motoren Werke	10,462		868,673
Brilliance China Automotive
Holdings	164,000		157,465
Continental	5,608		1,171,129
Magna International, Cl. A	35,025	[a]	1,211,516
Rheinmetall	3,766		269,382
Visteon	21,100	[a]	1,411,169
			5,666,150
Banks--3.3%
Bank of America	381,274	[a]	5,391,215
Bank of the Ozarks	34,582		1,533,366
Danske Bank	35,153		945,235
Erste Group Bank	29,713	[b]	867,433
JPMorgan Chase & Co.	7,096		422,212
Signature Bank	9,859	[b]	1,373,753
Western Alliance Bancorp	44,218	[b]	1,440,622
			11,973,836
Capital Goods--5.7%
Airbus Group	12,399		779,867
Alfa Laval	42,016		725,384
Boeing	18,617		2,236,460
Danaher	20,280		1,757,262
Finmeccanica	56,328	[b]	670,561
GEA Group	10,044		422,880
Honeywell International	17,140	[a]	1,768,848
Jiangnan Group	2,284,000		339,371
Koninklijke Philips	54,152		1,440,650
Lockheed Martin	16,802		3,545,222
Mueller Water Products, Cl. A	211,175	[a]	1,733,747
Precision Castparts	16,385	[a]	3,849,656

Siemens	14,396		1,378,103
			20,648,011
Consumer Durables & Apparel--1.8%
adidas	4,771		491,381
Coach	45,858	[a]	1,699,039
Garmin	1,793		63,078
Mohawk Industries	6,660	[a,b]	1,108,291
PVH	17,280	[a]	1,268,006
Steinhoff International Holdings	125,696		608,661
Steven Madden	40,225	[b]	1,298,865
			6,537,321
Consumer Services--2.7%
Bloomin' Brands	79,150	[a]	1,397,789
Carnival	31,445		1,513,448
ChinaCache International Holdings, ADR	56,774	[b]	415,018
IHS, Cl. A	8,300	[b]	868,346
McDonald's	15,774		1,952,506
Sands China	230,489		808,652
Starbucks	9,124		554,465
Tyco International	70,900		2,438,251
			9,948,475
Diversified Financials--3.4%
Affiliated Managers Group	7,619	[b]	1,022,394
FNF Group	22,700		735,026
Intercontinental Exchange	2,913		768,449
Invesco	36,076		1,079,755
Invincible Investment	1,400		859,909
OM Asset Management	34,060		385,219
Pace Holdings	240,200	[a]	2,402,000
Synchrony Financial	53,338	[b]	1,515,866
UBS Group	43,677		721,142
WL Ross Holding	267,475	[a,b]	2,682,774
			12,172,534
Energy--3.7%
Anadarko Petroleum	19,985	[a]	781,214
Cheniere Energy	20,178	[b]	606,349
ConocoPhillips	20,357	[a]	795,551

Exxon Mobil	8,367		651,371
Halliburton	84,351	[a]	2,681,518
Noble Energy	90,633	[a]	2,933,790
Pioneer Natural Resources	27,679	[a]	3,430,812
Valero Energy	21,978	[a]	1,491,647
			13,372,252
Food, Beverage & Tobacco--3.8%
CALBEE	16,600		690,864
Coca-Cola	26,300	[a]	1,128,796
Constellation Brands, Cl. A	28,667	[a]	4,371,144
J.M. Smucker	23,528		3,019,113
Molson Coors Brewing, Cl. B	35,731		3,232,941
Mondelez International, Cl. A	32,300		1,392,130
			13,834,988
Health Care Equipment & Services--3.0%
Acadia Healthcare	16,507	[b]	1,007,422
Becton Dickinson & Co.	5,154		749,237
C.R. Bard	5,885	[a]	1,078,544
Cigna	2,428		324,381
Fresenius Medical Care & Co.	4,269		377,591
HCA Holdings	16,140	[a,b]	1,123,021
McKesson	10,268	[a]	1,652,943
Medtronic	18,045	[a]	1,369,976
UnitedHealth Group	3,010		346,632
Universal Health Services, Cl. B	13,519	[a]	1,522,780
Zimmer Biomet Holdings	14,867	[a]	1,475,698
			11,028,225
Household & Personal Products--.8%
Herbalife	21,527	[a,b]	994,763
Svenska Cellulosa, Cl. B	9,876		292,475
Unilever	32,808		1,463,169
			2,750,407
Insurance--.9%
Allianz	9,290		1,499,399
Chubb	1		55
Swiss Life Holding	2,678	[b]	680,966
Zurich Insurance Group	4,436	[b]	982,619
			3,163,039

Materials--2.4%
Air Products & Chemicals	18,885	[a]	2,392,918
Akzo Nobel	9,625		617,833
Axiall	50,500		905,465
HeidelbergCement	11,299		829,212
LyondellBasell Industries, Cl. A	8,000		623,760
Norsk Hydro	271,096		910,642
Sherwin-Williams	6,693	[a]	1,711,199
Syngenta	2,009		739,601
			8,730,630
Media--4.0%
CBS, Cl. B	31,483	[a]	1,495,442
Com Hem Holding	43,523		368,226
Comcast, Cl. A	10,547		587,573
DISH Network, Cl. A	60,575	[b]	2,923,955
JCDecaux	59,305		2,337,045
Time Warner	97,095	[a]	6,839,372
			14,551,613
Pharmaceuticals, Biotech & Life Sciences--3.7%
AbbVie	4,115		225,913
Allergan	25,071	[a,b]	7,130,945
Baxalta	15,367		614,834
Bayer	13,726		1,539,733
Gilead Sciences	18,912		1,569,696
Teva Pharmaceutical Industries, ADR	17,748	[a]	1,091,147
Zoetis	31,000		1,334,550
			13,506,818
Real Estate--2.0%
Deutsche Annington Immobilien	17,493		531,773
Deutsche Wohnen-BR	14,647		385,007
Equinix	5,999	[a,c]	1,863,109
Kennedy Wilson Europe Real Estate	36,832		586,232
Mack-Cali Realty	40,000	[a,c]	831,600
Realogy Holdings	60,501	[b]	1,984,433
Takara Leben	182,900		940,100
			7,122,254
Retailing--1.7%

Amazon.com	521	[a,b]	305,827
AutoZone	1,878	[a,b]	1,441,158
Dollar Tree	12,996	[b]	1,056,835
Expedia	20,492	[a]	2,070,512
Home Depot	3,905		491,093
Isetan Mitsukoshi Holdings	52,200		663,240
Priceline Group	271	[a,b]	288,607
			6,317,272
Semiconductors & Semiconductor Equipment--2.1%
Agilent Technologies	14,100		530,865
Broadcom, Cl. A	83,027	[a]	4,539,086
Infineon Technologies	41,012		545,514
NXP Semiconductors	16,350	[b]	1,222,653
Silicon Motion Technology, ADR	20,403		634,329
			7,472,447
Software & Services--6.4%
Baidu, ADR	2,760	[b]	450,625
Benefit One	37,000		791,805
Citrix Systems	16,432	[a,b]	1,157,799
Cognizant Technology Solutions,
Cl. A	21,708	[a,b]	1,374,333
CommVault Systems	10,681	[b]	400,751
Computer Sciences	49,391		1,583,969
CSRA	113,329		3,034,951
Facebook, Cl. A	34,562	[b]	3,878,202
Intuit	5,303		506,489
Microsoft	3,721		204,990
Nintendo	4,500		633,799
Oracle	30,500		1,107,455
PTC	42,134	[a,b]	1,247,588
Rackspace Hosting	22,258	[b]	449,834
SAP	18,916		1,500,743
Square Enix Holdings	21,600		519,059
Tencent Holdings	35,300		666,890
United Internet	7,449		386,066
Verint Systems	22,225	[a,b]	813,657
Yahoo!	90,102	[a,b]	2,658,910
			23,367,915

Technology Hardware & Equipment--4.2%
Alphabet, Cl. A	5,435	[a,b]	4,137,937
Alphabet, Cl. C	6,494	[a,b]	4,824,718
EMC	24,307	[a]	602,084
HP	104,337		1,013,112
Nokia	96,252		690,346
QUALCOMM	17,200		779,848
Western Digital	63,797	[a]	3,060,980
			15,109,025
Telecommunication Services--2.5%
Cellnex Telecom	33,985	[d]	584,913
China Unicom Hong Kong	424,000		469,713
Deutsche Telekom	40,677		706,127
RADWARE	17,702	[b]	236,499
Ruckus Wireless	34,732	[b]	292,096
Sunrise Communications Group	15,760	[d]	930,892
T-Mobile US	55,496	[b]	2,228,164
Verizon Communications	62,002	[a]	3,098,240
XL Axiata	2,375,500	[b]	636,401
			9,183,045
Transportation--1.3%
FedEx	10,233		1,359,761
Japan Airport Terminal	12,820		512,672
Old Dominion Freight Line	19,495	[a,b]	1,068,911
Southwest Airlines	45,421		1,708,738
			4,650,082
Utilities--.8%
Black Hills	61,300	[a]	3,020,864

Total Common Stocks
(cost $225,927,913)			224,127,203
	Number of
Warrants--.0%	Warrants		Value ($)
Banks
JPMorgan Chase & Co. Ser. CW18
(10/28/18)
(cost $122,848)	7,395	[b]	139,248
	Face Amount

	Covered by
Options Purchased--.1%	Contracts ($)	Value ($)
Call Options--.0%
Market Vectors Semiconductor,
February 2016 @ $55	4,800	144
Royal Caribbean Cruises,
March 2016 @ $85	4,500	14,400
		14,544
Put Options--.1%
Apple,
February 2016 @ $115	8,200	152,520
Corning,
February 2016 @ $17	63,600	6,360
		158,880
Total Options
(cost $134,138)		173,424
Total Investments (cost $226,184,899)	61.9%	224,439,875
Cash and Receivables (Net)	38.1%	139,954,045
Net Assets	100.0%	362,393,920

ADR - American Depository Receipts
BR-- Bearer Certificate
SDR-- Swedish Depository Receipts

a Held by a broker as collateral for open short positions.
b Non-income producing security.
c Investment in real estate investment trust.
d Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2016, these securities were valued at $1,515,805 or .4% of net assets.
e Investment in affiliated money market mutual fund.

At January 31, 2016 net unrealized appreciation on investments was $5,235,672 of which $18,593,428 related to appreciated investment securities and $13,357,756 related to depreciated investment securities. At January 31, 2016, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †		Value (%)
Software & Services		6.4
Capital Goods		5.7
Technology Hardware & Equipment		4.2
Media		4.0
Food, Beverage & Tobacco		3.8
Energy		3.7
Pharmaceuticals, Biotech & Life Sciences		3.7
Diversified Financials		3.4
Banks		3.3
Health Care Equipment & Services		3.0
Consumer Services		2.7
Telecommunication Services		2.5
Materials		2.4
Semiconductors & Semiconductor Equipment		2.1
Real Estate		2.0
Consumer Durables & Apparel		1.8
Retailing		1.7
Automobiles & Components		1.6
Transportation		1.3
Insurance		.9
Household & Personal Products		.8
Utilities		.8
Options Purchased		.1
† Based on net assets.		61.9

STATEMENT OF SECURITIES SOLD SHORT
Dreyfus Select Managers Long/Short Fund
January 31, 2016 (Unaudited)

Common Stocks--31.9%	Shares	Value ($)
Automobiles & Components--.7%
Dana Holding	48,950	582,015
Dorman Products	6,000	259,799

Gentherm	5,000	200,049
Tata Motors, ADR	12,025	300,384
Toyota Motor, ADR	8,188	982,805
		2,325,052
Banks--.6%
Canadian Western Bank	25,700	421,208
Cullen/Frost Bankers	6,900	330,233
Huntington Bancshares	43,900	376,661
National Bank of Canada	15,100	430,828
PacWest Bancorp	12,800	469,888
		2,028,818
Capital Goods--2.6%
Boeing	1,856	222,961
Caterpillar	12,374	770,158
Danaher	2,204	190,977
Deere & Co.	24,177	1,861,871
Encore Wire	5,800	215,818
Honeywell International	9,341	963,991
Illinois Tool Works	6,463	582,122
L-3 Communications Holdings	5,395	630,352
Manitowoc	68,350	1,075,829
Parker Hannifin	19,334	1,878,491
TransDigm Group	1,003	225,404
Trex	6,500	244,140
United Technologies	5,653	495,712
		9,357,826
Consumer Durables & Apparel--.9%
Builders FirstSource	30,400	244,112
CaesarStone Sdot-Yam	8,000	300,720
Electronic Arts	8,036	518,684
iRobot	8,000	271,440
Michael Kors Holdings	21,950	875,805
Polaris Industries	3,132	231,267
Smith & Wesson Holding	10,000	215,600
Under Armour, Cl. A	2,107	180,001
VF	3,220	201,572
Zagg	32,000	295,040
		3,334,241

Consumer Services--.8%
Alarm.com Holdings	14,000	226,100
American Public Education	20,000	315,600
Career Education	40,000	115,200
Darden Restaurants	14,700	926,982
Nielsen Holdings	8,466	407,723
Papa Murphy's Holdings	30,000	284,700
Potbelly	30,000	321,000
Restaurant Brands International	2,571	86,334
		2,683,639
Diversified Financials--.1%
Home Capital Group	22,300	457,811
Energy--3.7%
Apache	29,608	1,259,524
Chevron	24,172	2,090,153
Enterprise Products Partners LP	21,812	521,525
EOG Resources	5,908	419,586
Hess	26,737	1,136,323
Marathon Petroleum	16,222	677,917
National Oilwell Varco	70,336	2,288,733
Occidental Petroleum	27,776	1,911,822
Phillips 66	3,767	301,925
Schlumberger	37,953	2,742,863
		13,350,371
Exchange-Traded Funds--6.7%
Amex Consumer Discretionary Select
Sector SPDR Fund	34,321	2,543,530
Consumer Staples Select Sector
SPDR Fund	19,615	995,657
Currencyshares Euro Trust	21,150	2,241,265
Health Care Select Sector SPDR Fund	8,440	561,007
Industrial Select Sector SPDR Fund	22,482	1,123,875
Materials Select Sector SPDR Trust	27,860	1,079,854
SPDR S&P 500 ETF Trust	73,343	14,208,006
SPDR S&P Regional Banking ETF	29,951	1,098,004
Technology Select Sector SPDR Fund	9,411	388,110
		24,239,308

Food & Staples Retailing--.5%
Amplify Snack Brands	25,000	270,000
CVS Health	5,956	575,290
Kroger	5,351	207,672
Sysco	4,595	182,927
Wal-Mart Stores	6,125	406,455
		1,642,344
Food, Beverage & Tobacco--.4%
Anheuser-Busch InBev, ADR	1,918	241,361
Chefs' Warehouse	12,000	157,800
DAVIDsTEA	24,000	223,200
Hain Celestial Group	8,150	296,497
Pinnacle Foods	15,950	684,096
		1,602,954
Health Care Equipment & Services--1.9%
Abbott Laboratories	9,751	369,075
Aetna	9,789	996,912
AmerisourceBergen	10,701	958,382
Anthem	1,521	198,475
Baxter International	11,151	408,127
Cardinal Health	5,408	440,049
Cerner	2,537	147,171
DaVita HealthCare Partners	7,721	518,234
Humana	3,780	615,346
iRadimed	7,700	149,765
LivaNova	10,875	608,783
Novadaq Technologies	25,000	275,250
Quidel	14,000	238,560
Stryker	5,741	569,220
Team Health Holdings	11,800	482,266
		6,975,615
Insurance--.1%
Aon	5,548	487,281
Materials--1.6%
Air Products & Chemicals	7,511	951,719
Celanese, Ser. A	9,800	623,966
Dow Chemical	11,200	470,400
FMC	16,500	589,380

PPG Industries	15,418		1,466,560
Praxair	12,207		1,220,700
Senomyx	20,000		67,600
Solvay	3,300		273,280
			5,663,605
Media--1.1%
Discovery Communications, Cl. A	11,425		315,216
John Wiley & Sons, Cl. A	7,300		305,140
MDC Partners, Cl. A	15,000		293,100
Netflix	11,444		1,051,017
Omnicom Group	8,200		601,470
Twenty-First Century Fox, Cl. A	13,750		370,838
Walt Disney	10,207		978,035
			3,914,816
Pharmaceuticals, Biotech & Life Sciences--1.2%
Akorn	11,000		285,890
Axovant Sciences	10,392		165,545
Exact Sciences	11,700		76,869
Insys Therapeutics	15,000		260,250
Johnson & Johnson	7,197		751,655
MiMedx Group	32,100		267,072
NeoGenomics	33,000		225,060
OPKO Health	19,600		157,584
Osiris Therapeutics	33,000		236,280
Pacific Biosciences of California	25,000		267,250
PTC Therapeutics	11,000		262,020
Relypsa	11,000		207,240
Sanofi, ADR	22,250		926,490
Shire, ADR	2,279		383,556
			4,472,761
Real Estate--.4%
Crown Castle International	1,666	[a]	143,609
Equinix	1,746	[a]	542,255
Host Hotels & Resorts	22,800	[a]	315,780
Hudson Pacific Properties	18,750	[a]	476,438
			1,478,082
Retailing--1.1%
Big Lots	7,800		302,484

CarMax	24,100	1,064,738
Dollar Tree	4,336	352,604
Express	34,900	591,904
Francesca's Holdings	16,500	300,795
L Brands	6,475	622,571
Signet Jewelers	2,700	313,200
Sportsman's Warehouse Holdings	20,000	262,200
Tile Shop Holdings	18,000	271,980
		4,082,476
Semiconductors & Semiconductor Equipment--.5%
Avago Technologies	7,472	999,081
NVIDIA	10,100	295,829
Power Integrations	4,500	212,085
Texas Instruments	7,400	391,682
		1,898,677
Software & Services--4.0%
Activision Blizzard	9,323	324,627
Adobe Systems	7,989	712,059
Alibaba Group Holding, ADR	30,831	2,066,602
CACI International, Cl. A	12,050	1,000,993
CDK Global	20,650	909,632
Cognizant Technology Solutions,
Cl. A	8,235	521,358
CommVault Systems	16,300	611,576
Constant Contact	6,000	189,660
Cyber-Ark Software	5,000	217,900
Digimarc	6,000	214,680
Ebix	7,688	262,315
Infosys, ADR	139,958	2,506,648
International Business Machines	13,988	1,745,563
Leidos Holdings	9,000	415,080
LinkedIn, Cl. A	2,149	425,309
Mobileye	9,400	255,022
Priceline Group	306	325,881
SAP	9,257	734,425
TubeMogul	18,000	202,860
Workday, Cl. A	11,038	695,505
Yelp	10,000	209,500

		14,547,195
Technology Hardware & Equipment--1.3%
Apple	18,450	1,795,923
CalAmp	17,000	289,000
Corning	127,331	2,369,630
Itron	10,000	329,600
		4,784,153
Telecommunication Services--.4%
8x8	23,400	293,904
AT&T	12,100	436,326
Boingo Wireless	27,569	168,171
Gogo	20,000	291,000
NETGEAR	7,000	261,590
		1,450,991
Transportation--.9%
Canadian Pacific Railway	2,446	292,860
Delta Air Lines	9,419	417,168
Deutsche Lufthansa	48,175	703,915
Royal Mail	124,450	818,587
Union Pacific	13,031	938,232
United Parcel Service, Cl. B	2,166	201,871
		3,372,633
Utilities--.4%
Duke Energy	5,700	429,210
National Fuel Gas	7,500	339,975
Public Service Enterprise Group	14,800	611,240
		1,380,425

Total Securities Sold Short (proceeds $122,510,204)		115,531,074

ADR- American Depository Receipts
ETF--Exchange-Traded Fund
SPDR- Standard & Poor's Depository Receipts

a Investment in real estate investment trust.

Portfolio Summary (Unaudited) †	Value (%)

Exchange-Traded Funds	6.7
Software & Services	4.0
Energy	3.7
Capital Goods	2.6
Health Care Equipment & Services	1.9
Materials	1.6
Technology Hardware & Equipment	1.3
Pharmaceuticals, Biotech & Life Sciences	1.2
Media	1.1
Retailing	1.1
Transportation	.9
Consumer Durables & Apparel	.9
Consumer Services	.8
Automobiles & Components	.7
Banks	.6
Food & Staples Retailing	.5
Semiconductors & Semiconductor Equipment	.5
Food, Beverage & Tobacco	.4
Real Estate	.4
Telecommunication Services	.4
Utilities	.4
Diversified Financials	.1
Insurance	.1
31.9

† Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2016 (Unaudited)
				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2016 ($)

Financial Futures Short
Amsterdam Exchange Index	12	(1,116,530)	February 2016	(51,133)
CAC 40 10 Euro	36	(1,720,229)	February 2016	(35,219)
DAX	16	(4,227,449)	March 2016	272,830
DJ Euro Stoxx 50	248	(8,134,935)	March 2016	254,485
FTSE 100	39	(3,338,173)	March 2016	(56,577)
FTSE/MIB Index	6	(604,608)	March 2016	7,115
OMX Stockholm 30 Index	53	(835,539)	February 2016	(15,143)

Gross Unrealized Appreciation				534,430
Gross Unrealized Depreciation				(158,072)

STATEMENT OF OPTIONS WRITTEN
January 31, 2016 (Unaudited)

	Number
	of Contracts	Value ($)
Call Options:
Royal Caribbean Cruises,
March 2016 @ $95	3,200	(2,688)
(premiums received $4,254)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
July 31, 2015 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:

British Pound,
Expiring:
2/17/2016 a	176,000	249,417	250,787	1,370
3/16/2016 a	156,629	222,055	223,201	1,146

Chinese Yuan Renminbi,
Expiring
7/29/2016 a	32,872,626	4,920,968	4,865,219	(55,749)

Danish Krone,
Expiring
2/17/2016 a	287,000	41,865	41,681	(184)

Euro,
Expiring:
2/1/2016 b	22,927	24,941	24,836	(105)
2/17/2016 a	3,245,000	3,539,859	3,516,835	(23,024)
4/8/2016 a	377,000	409,393	409,196	(197)
4/8/2016 b	172,000	187,310	186,689	(621)

Hong Kong Dollar,
Expiring:
2/2/2016 a	11,431,581	1,467,846	1,469,275	1,429
3/16/2016 a	564,476	72,377	72,551	174

Indian Rupee,

Expiring
3/16/2016 a	10,420,699	154,541	152,293	(2,248)

Indonesian Rupiah,
Expiring
3/16/2016 a	10,035,844,822	693,227	721,918	28,691

Japanese Yen,
Expiring:
2/1/2016 a	24,174,953	203,596	199,686	(3,910)
3/16/2016 a	766,673,801	6,429,841	6,340,117	(89,724)

Malaysian Ringgit,
Expiring
3/16/2016 a	1,937,608	446,505	464,733	18,228

New Taiwan Dollar,
Expiring
3/16/2016	43,956,666	1,323,912	1,318,771	(5,141)

Norwegian Krone,
Expiring
2/17/2016 a	333,000	37,503	38,350	847

Swedish Krona,
Expiring
2/17/2016 a	3,853,000	451,624	449,106	(2,518)

Swiss Franc,
Expiring:
2/17/2016 a	535,000	533,612	522,660	(10,952)
				-
Thai Baht,
Expiring

3/16/2016 a	8,112,667	223,305	226,744	3,439

Sales:		Proceeds ($)

British Pound,
Expiring
2/1/2016 a	11,770	16,864	16,772	92
2/17/2016 a	406,000	582,325	578,521	3,804

Chinese Yuan Renminbi,
Expiring
7/29/2016 a	40,334,854	6,043,674	5,969,644	74,030

Danish Krone,
Expiring
2/17/2016 a	6,688,000	975,983	971,306	4,677

Euro,
Expiring:
2/17/2016 a	21,363,000	23,253,827	23,152,586	101,241
4/8/2016 a	328,000	356,278	356,011	267
4/8/2016 b	2,956,000	3,263,717	3,208,441	55,276

Hong Kong Dollar,
Expiring
3/16/2016 a	11,996,057	1,537,187	1,541,826	(4,639)

Indian Rupee,
Expiring
3/16/2016 a	334,094,589	4,909,712	4,882,615	27,097

Indonesian Rupiah,
Expiring
3/16/2016 a	10,035,844,822	704,200	721,918	(17,718)

Japanese Yen,
Expiring
2/2/2016 a	4,672,460	39,387	38,595	792
2/3/2016 a	68,381,584	564,810	564,834	(24)
3/16/2016 a	1,382,157,362	11,512,845	11,429,946	82,899

Malaysian Ringgit,
Expiring
3/16/2016 a	1,937,608	440,616	464,733	(24,117)

New Taiwan Dollar,
Expiring
3/16/2016 a	13,029,835	391,441	390,916	525

Norwegian Krone,
Expiring
2/17/2016 a	8,170,000	928,887	940,894	(12,007)

South African Rand,
Expiring
2/17/2016 a	32,711,000	1,950,884	2,051,988	(101,104)

Swedish Krona,
Expiring
2/17/2016 a	21,856,000	2,566,739	2,547,538	19,201

Swiss Franc,
Expiring:
2/17/2016 a	3,727,000	3,703,893	3,641,032	62,861
4/8/2016 b	876,000	893,335	857,792	35,543

Thai Baht,
Expiring

3/16/2016 a	8,112,667	224,169	226,744	(2,575)

Gross Unrealized Appreciation				523,629
Gross Unrealized Depreciation				(356,557)

Counterparties:
a Morgan Stanley Capital Services
b Goldman Sachs International

Dreyfus Select Managers Long/Short Fund
January 31, 2016 (Unaudited)

					Unrealized
Pay/	Notional	Reference			Appreciation
Receive	Amount	Entity	Counterparties Expiration		(Depreciation) ($)
Receive	497,311	CRH	Morgan Stanley Capital Services	11/21/2016	(7,977)
Receive	479,636	BAE Systems	Morgan Stanley Capital Services	11/21/2016	(3,711)
Receive	329,711	Bank of Ireland	Morgan Stanley Capital Services	11/21/2016	3,382
Receive	561,999	BT Group	Morgan Stanley Capital Services	11/21/2016	105,601
Receive	259,028	ITV	Morgan Stanley Capital Services	11/21/2016	3,632
Receive	714,059	Airbus Group	Morgan Stanley Capital Services	11/21/2016	112,134
Receive	305,524	Thales	Morgan Stanley Capital Services	11/21/2016	(5,719)
Receive	1,076,924	Imperial Tobacco Group	Morgan Stanley Capital Services	11/21/2016	125,605
Receive	656,478	Cie Generale des Etablissements Michelin	Morgan Stanley Capital Services	11/21/2016	(3,149)
Receive	1,115,111	Pernod-Ricard	Morgan Stanley Capital Services	11/21/2016	48,176
Receive	1,026,312	Orange	Morgan Stanley Capital Services	11/21/2016	117,984
Receive	452,965	Acciona	Morgan Stanley Capital Services	11/21/2016	(22,691)
Receive	847,763	Reliance Industry	Morgan Stanley Capital Services	8/19/2016	3,053
Receive	1,501,451	Indusind Bank Ltd	Morgan Stanley Capital Services	8/19/2016	5,856
Receive	286,529	Dewan Housing Finance	Morgan Stanley Capital Services	8/19/2016	(44,471)
Receive	842,347	Sodexo	Morgan Stanley Capital Services	11/21/2016	(2,186)
Receive	1,469,420	AXA	Morgan Stanley Capital Services	11/21/2016	22,741
Receive	735,665	Klepierre	Morgan Stanley Capital Services	11/21/2016	(13,716)
Receive	880,882	Smith & Nephew	Morgan Stanley Capital Services	11/21/2016	11,844
Receive	251,131	GlaxoSmithKline	Morgan Stanley Capital Services	11/21/2016	21,505
Receive	516,122	Ferrovial	Morgan Stanley Capital Services	11/21/2016	3,272
Receive	437,582	Safran	Morgan Stanley Capital Services	11/21/2016	11,787
Receive	729,257	Yes Bank	Morgan Stanley Capital Services	8/19/2016	(4,349)
Receive	1,414,480	Total SA	Morgan Stanley Capital Services	11/21/2016	1,301
Receive	263,109	Pennon Group	Morgan Stanley Capital Services	11/21/2016	23,956
Receive	670,072	Natixis	Morgan Stanley Capital Services	11/21/2016	(110,026)

Receive	1,440,347	Vinci	Morgan Stanley Capital Services	11/21/2016	169,754
Receive	59,185	Bharti Infratel	Morgan Stanley Capital Services	8/19/2016	(319)
Receive	995,772	Vodafone Group	Morgan Stanley Capital Services	11/21/2016	68,972
Receive	329,968	Compass Group	Morgan Stanley Capital Services	11/21/2016	24,722
Receive	678,183	Elior	Morgan Stanley Capital Services	11/21/2016	8,545
Receive	935,974	Shemaroo Entertainment	Morgan Stanley Capital Services	8/19/2016	(35,268)
Receive	716,703	Aena	Morgan Stanley Capital Services	11/21/2016	(4,256)
Pay	3,394,360	Anhui Conch Cement	Morgan Stanley Capital Services	8/22/2016	126,447
Pay	4,144,654	Henderson Land Development	Morgan Stanley Capital Services	8/22/2016	(38,882)
Pay	6,764,095	Wharf Holdings	Morgan Stanley Capital Services	8/22/2016	152,777
Pay	53,560,534	Kyocera	Morgan Stanley Capital Services	5/15/2017	45,828
Pay	2,563,461	BYD	Morgan Stanley Capital Services	8/22/2016	(8,499)
Pay	1,380	Malayan Banking	Morgan Stanley Capital Services	9/7/2017	(1,639)
Pay	52,771,713	Mitsui & Co.	Morgan Stanley Capital Services	5/15/2017	26,511
Pay	400,263	Bank Rakyat Indonesia	Morgan Stanley Capital Services	8/22/2016	(17,590)
Pay	59,724,189	Takashimaya	Morgan Stanley Capital Services	5/15/2017	(2,822)
Pay	491,712	Taiwan Semiconductor Manufacturing	Morgan Stanley Capital Services	7/24/2017	(18,105)
Pay	62,667,380	Toto	Morgan Stanley Capital Services	5/15/2017	2,334
Pay	956,095	Woolworths	Goldman Sachs International	9/2/2016	58,006
Pay	22,544,696	ICICI Bank	Morgan Stanley Capital Services	10/6/2017	5,866
Pay	35,706,171	JSW Steel	Morgan Stanley Capital Services	10/6/2017	20,678
Pay	221,614	SabMiller	Morgan Stanley Capital Services	1/22/2021	(5,079)

Gross Unrealized Appreciation					1,332,269
Gross Unrealized Depreciation					(350,454)

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

Assets ($)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks†	178,366,838	-		-	178,366,838
Equity Securities - Foreign Common Stocks†	5,647,005	40,113,361	††	-	45,760,365
Warrants†	139,248	-		-	139,248
Other Financial Instruments:
Financial Futures†††	534,430	-		-	534,430
Forward Foreign Currency Exchange Contracts†††	-	523,629		-	523,629
Options Purchased	173,424	-		-	173,424
Swaps†††	-	1,332,269		-	1,332,269
Liabilities ($)
Other Financial Instruments:
Financial Futures†††	(158,072)	-		-	(158,072)
Forward Foreign Currency Exchange Contracts†††	-	(356,557)		-	(356,557)
Options Written	-	(2,688)		-	(2,688)
Swaps†††	-	(350,454)		-	(350,454)
Securities Sold Short:
Equity Securities - Domestic††††	(75,743,367)	-		-	(75,743,367)
Equity Securities - Foreign††††	(7,407,847)	(8,140,554)	††	-	(15,548,400)
Exchange-Traded Funds††††	(24,239,307)	-		-	(24,239,307)

† See Statement of Investments for additional detailed categorizations.
†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund's fair valuation procedures. See note above for additional information.
††† Amount shown represents unrealized appreciation (depreciation) at period end.
†††† See Statement of Securities Sold Short for additional detailed classifications.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at period end January 31, 2016 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

For financial reporting purposes, forward rate agreements are classified as interest rate swaps.

Swap Transactions: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

For OTC swaps, the fund accrues for the interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap transactions in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Centrally Cleared Swaps:

Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change, The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation)
on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Yield Enhancement Strategy Fund
January 31, 2016 (Unaudited)

Registered Investment Companies--99.2%	Shares		Value ($)
Domestic Fixed Income--93.3%
BNY Mellon Corporate Bond Fund,
Cl. M	5,909,612	[a]	73,397,381
BNY Mellon Municipal Opportunities
Fund, Cl. M	8,697,045	[a,b]	114,714,024
Dreyfus Floating Rate Income Fund,
Cl. Y	4,818,015	[a]	55,888,976
Dreyfus High Yield Fund, Cl. I	17,074,503	[a,b]	96,983,179
Dreyfus Opportunistic Fixed Income
Fund, Cl. Y	1,022,621	[a]	11,340,866
			352,324,426
Foreign Fixed Income--5.9%
Dreyfus Emerging Markets Debt US
Dollar Fund, Cl. Y	842,354	[a]	9,644,959
Dreyfus Global Dynamic Bond Fund,
Cl. Y	1,065,408	[a]	12,731,623
			22,376,582
Total Investments (cost $395,490,492)	99.2%		374,701,008
Cash and Receivables (Net)	.8%		3,130,049
Net Assets	100.0%		377,831,057

a Investment in affiliated mutual fund.
b The fund's investment in the BNY Mellon Municipal Opportunities Fund and Dreyfus High Yield Fund represents 30.4% and
25.7%, respectively, of the fund's total investments. The Dreyfus High Yield Fund seeks to provide total return (consisting of capital appreciation and current income) and BNY Mellon Municipal Opportunities Fund seeks to maximize total return consisting of current income exempt from federal income tax and capital appreciation.

At January 31, 2016 net unrealized depreciation on investments was $20,789,484 of which $2,327,472 related to appreciated investment securities and $23,116,956 related to depreciated investment securities. At January 31, 2016 the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)

Domestic Fixed Income	93.3
Foreign Fixed Income	5.9
99.2

† Based on net assets.

The following is a summary of the inputs used as of January 31, 2016 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 - Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	374,701,008	-	-	374,701,008

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

These securities are categorized as Level 1 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the fund's Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus BNY Mellon Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    March 23, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    March 23, 2016

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)